Employee benefits	12 Months Ended
Jun. 30, 2025
Statement [line items]
Employee benefits	Note 14. Employee benefits

	2025 A$’000	2024 A$’000
Current Liabilities
Annual leave	390	365

	390	365

Non-Current Liabilities
Long service leave	37	35

	427	400